Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$129,366,033.60	0.4389307	$109,075,365.36	0.3700857	$20,290,668.24
Class A-2-B Notes	$46,206,230.64	0.4389307	$38,958,924.14	0.3700857	$7,247,306.50
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$691,972,264.24	0.5716889	$664,434,289.50	0.5489378	$27,537,974.74

Weighted Avg. Coupon (WAC)	3.24%		3.24%
Weighted Avg. Remaining Maturity (WARM)	42.97		42.04
Pool Receivables Balance	$763,437,204.34		$734,492,931.84
Remaining Number of Receivables	55,669		54,726

Adjusted Pool Balance	$734,180,974.51		$706,642,999.77

III. COLLECTIONS

Principal:
Principal Collections	$27,600,313.46
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$880,195.89
Total Principal Collections	$28,480,509.35

Interest:
Interest Collections	$2,103,000.56
Late Fees & Other Charges	$60,353.73
Interest on Repurchase Principal	$-
Total Interest Collections	$2,163,354.29

Collection Account Interest	$37,661.14
Reserve Account Interest	$4,404.27
Servicer Advances	$-

Total Collections	$30,685,929.05

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$30,685,929.05
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,685,929.05

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$636,197.67	$-	$636,197.67	636,197.67
	Collection Account Interest					$37,661.14
	Late Fees & Other Charges					$60,353.73
Total due to Servicer						$734,212.54

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$159,551.44		$159,551.44
	Class A-2-B Notes		$85,675.02		$85,675.02
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$939,501.54		$939,501.54	939,501.54

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$28,889,352.05

7.	Regular Principal Distribution Amount:					27,537,974.74

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$20,290,668.24
	Class A-2-B Notes				$7,247,306.50
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$27,537,974.74		$27,537,974.74
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$27,537,974.74		$27,537,974.74

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,351,377.31

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$29,256,229.83
Beginning Period Amount	$29,256,229.83
Current Period Amortization	$1,406,297.76
Ending Period Required Amount	$27,849,932.07
Ending Period Amount	$27,849,932.07
Next Distribution Date Required Amount	$26,478,459.03

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.75%	5.97%	5.97%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.72%	54,028	98.51%	$723,516,694.54
30 - 60 Days	0.98%	535	1.15%	$8,437,226.52
61 - 90 Days	0.24%	130	0.28%	$2,036,447.23
91-120 Days	0.06%	33	0.07%	$502,563.55
121 + Days	0.00%	0	0.00%	$-
Total		54,726		$734,492,931.84

Delinquent Receivables 30+ Days Past Due
Current Period	1.28%	698	1.49%	$10,976,237.30
1st Preceding Collection Period	1.27%	708	1.47%	$11,224,408.66
2nd Preceding Collection Period	1.18%	667	1.35%	$10,732,592.03
3rd Preceding Collection Period	1.05%	611	1.24%	$10,204,948.65
Four-Month Average	1.19%		1.39%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.35%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		55		$819,574.23
Repossession Inventory		107		$710,123.88

Current Charge-Offs
Gross Principal of Charge-Offs				$1,343,959.04
Recoveries				$(880,195.89)
Net Loss				$463,763.15

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.73%

Average Pool Balance for Current Period				$748,965,068.09

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.74%
1st Preceding Collection Period				0.32%
2nd Preceding Collection Period				0.36%
3rd Preceding Collection Period				0.94%
Four-Month Average				0.59%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		104	1,659	$21,445,892.93
Recoveries		109	1,373	$(10,705,584.94)
Net Loss				$10,740,307.99
Cumulative Net Loss as a % of Initial Pool Balance				0.83%

Net Loss for Receivables that have experienced a Net Loss *		58	1,243	$10,758,688.30
Average Net Loss for Receivables that have experienced a Net Loss				$8,655.42

Principal Balance of Extensions				$2,558,974.57
Number of Extensions				151

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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